Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Years

Computers and electronic equipment	3-7
Office furniture and lab equipment	5-7
Vehicles	7
Equipment and machinery	5-10

Schedule of Financial Assets and Liabilities Measured Fair Value	The fair value of these financial instruments approximates their carrying value.
	Balance as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)		28,373	-	28,373
Marketable securities (***)	-	26,006	-	26,006

Total assets	-	54,379	-	54,379

Liabilities:
Current maturities of long term loan	-	-	3,378	3,378
Contingent short-term earnout liability (**)	-	-	1,500	1,500
Total liabilities	-	-	4,878	4,878
	Balance as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)		31,841		31,841
Marketable securities (***)	-	64,359	-	64,359

Total assets	-	96,200	-	96,200

Liabilities:
Long term loan	-	-	3,228	3,228
Contingent short term earnout liability (**)	-	-	4,250	4,250
Contingent long-term earnout liability (**)	-	-	4,089	4,089
Total liabilities	-	-	11,567	11,567
(*)	As of December 31, 2023, approximately $28,373 thousand of Money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2022, approximately $31,841 thousand of Money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
(**)	The income valuation approach is applied, and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.
(***)	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2023 and 2022:

Schedule of Amortized Cost, Unrealized Gains, Losses, and Fair Value of Available-for-Sale Marketable Securities	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2023 and 2022:
	December 31, 2023
	Fair value	Cost or amortized cost	Gross unrealized holding loss
Level 2 securities:
Municipal bonds	2,263	2,291	(28)
Corporate debt	19,441	19,715	(274)
Certificates of deposit	2,989	2,989	-
Other	1,313	1,316	(3)
Total	26,006	26,311	(305)
	December 31, 2022
	Fair value	Cost or amortized cost	Gross unrealized holding loss
Level 2 securities:
Municipal bonds	8,216	8,430	(214)
Corporate debt	47,476	49,099	(1,623)
Certificates of deposit	4,983	4,983	-
Other	3,684	3,821	(137)
Total	64,359	66,333	(1,974)

Schedule of Debt Securities and Certificates of Deposit	As of December 31, 2023 and 2022, the Company’s debt securities and certificates of deposit had the following maturity dates:
	December 31
	2023	2022
Due within one year	26,006	39,161
1 to 2 years	-	25,198

Total	26,006	64,359

Schedule of Financial Liabilities Where Fair Value Measure	The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	December 31, 2023	December 31, 2022	December 31, 2021
	(U.S. Dollar in thousands)
Fair value at the beginning of the year	$8,339	$48,285	-
Initial recognition of earnout liabilities	-	-	48,285
Change in fair value of earn out liabilities obligation -	(4,488)	(20,376)	-
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration (*)	(1,561)	(19,570)	-
Payment due to settlement of contingent earnout liabilities (*)	(790)	-	-
Reclassification of earn-out liability to equity (**)	(1,500)		-
Fair value at the end of the year	$-	$8,339	$48,285
(*)	On January 19, 2022, the Company issued 89,286 shares to the former shareholders of Zebra due to partial achievement of a milestone that occurred post-closing. On December 29, 2022, the Company entered into a settlement with respect to any additional amount that could be granted under the Agreement, according to which the Company issued Zebra’s former shareholders an additional 2,648,424 ordinary shares (representing additional consideration of approximately $18,617 thousand). As a result of the settlement, both parties’ performance obligations under the Agreement have been satisfied in full. Therefore, no further revaluations are required due to this settlement.

On April 28, 2023, the Company agreed to pay an aggregate amount of $290 in cash and 45,392 ordinary shares to the former stockholders of USARAD, in consideration for the achievement of certain milestones in connection with the first earn out period, as defined in the USARAD Stock Purchase Agreement. In addition, the Company and the former shareholders of USARAD entered into a settlement agreement with respect to any additional amount that could be granted to the shareholders of USARAD as consideration for the remainder of the milestones and applicable earn-outs under the USARAD Stock Purchase Agreement, according to which the Company agreed to pay an aggregate of $500 in cash and 210,000 ordinary shares to the former stockholders of USARAD. As a result of the settlement, both parties’ performance obligations under the USARAD Stock Purchase Agreement have been satisfied in full.

(**)	See note 3

Schedule of Fair Value Measurements of the Short Term and Long Term	The Quantitative Information about Level 3 Fair Value Measurements of the Company’s short-term and long-term contingent consideration liabilities designated as Level 3 are as follows:
	Fair Value at December 31, 2022	Valuation Technique	Significant Unobservable Input

Contingent short term earnout liability — (MDW Inc. and USARAD Holding Inc.)	$4,250	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

Contingent long term earnout liability — (USARAD Holding Inc.)	$4,089	Discounted cash flow	contingent payment arrangement terms, and probability of achievement